Property and Equipment, Net	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 7 — Property and equipment, net

Property and equipment consist of the following:

	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Office equipment	55,373	55,373	43,061
Office furniture and fixtures	12,096	—	—
Leasehold improvements	94,516	—	—
Automobiles	79,905	—	—
Subtotal	241,890	55,373	43,061
Less: asset written off	(186,517)	—	—
Less: accumulated depreciation	(54,710)	(55,329)	(43,027)
Total	663	44	34

During the year ended June 30, 2025, the Company relocated its office premises. As part of this relocation, certain items of office equipment, furniture and fixtures, and leasehold improvements were determined to be unusable or not transferable to the new premises. Accordingly, the Company wrote off property and equipment with an aggregate cost of SGD 186,517 and related accumulated depreciation of SGD 172,340, resulting in a loss on write-off of SGD 14,177. The decrease in accumulated depreciation during the year primarily reflects the derecognition of accumulated depreciation related to the assets disposed of.   Depreciation expense for the six months ended December 31, 2025 and 2024 was SGD 619 (USD 482) and   SGD 14,941, respectively.

No impairment loss was recognized during the six months ended December 31, 2025 and 2024.